SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jan. 12, 2022	Jan. 15, 2021	Jan. 12, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instrument interest rate, description				The notes have an interest rate of 8% and are payable quarterly and twelve months after issuance,1/12 of the principle will repaid monthly
Debt instrument face value				$ 535,000
Debt instrument interest rate				8.00%
Debt instrument beneficial conversion feature				$ 389,500
Shares issued, cashless exercise of options				85,103
Debt instrument conversion price, descriptions				The principle and interest of the note is convertible into the Company’s common stock at a purchase price of the lesser of $0.40 per common share at any time after issuance or 25% of the common stock price of a Qualified Offering.
Lease payments				$ 194,478	$ 494,691
Subsequent Event [Member]
Description for options vested or expected to vest	The option vests 20% on January 12, 2022 with the remainder vesting monthly over 48 months
Lease payments		$ 24,788
Lease term		3 years
Leases Periodic payments, monthly		$ 856
Common stock options issued for services, value			$ 243,964
Common stock options issued for services			500,000